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                GMACM HOME LOAN TRUST 2006-HLTV1
                                 GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                      04/30/06
Determination Date                                       05/22/06
Record Date                                              05/24/06
Payment Date                                             05/25/06
Actual Days in Accrual Period (30/360)                         30
Accrual Period (30/360)                                        30

SERVICING CERTIFICATE
Beginning Pool Balance                             226,879,889.70
Beginning PFA                                                0.00
Ending Pool Balance                                223,008,831.71
Ending PFA Balance                                              -
Principal Collections                                3,871,057.99
Principal Draws                                                 -
Net Principal Collections                            3,871,057.99

Active Loan Count                                           4,680

Net Interest Collections                             2,147,339.86

Weighted Average Net Loan Rate                          12.32570%
Substitution Adjustment Amount                               0.00

Excess Spread Cash                                   1,058,436.29

                                                  BEGINNING           ENDING                                            INTEREST
TERM NOTES                                         BALANCE            BALANCE        FACTOR     PRINCIPAL    INTEREST   SHORTFALLS
----------                                         -------            -------        ------     ---------    ---------  ----------
Class A-1                                           90,865,671.65   85,936,177.37    0.9139910 4,929,494.28  383,103.30      0.00
Class A-2                                           28,687,000.00   28,687,000.00    1.0000000         0.00  133,155.49      0.00
Class A-3                                           36,622,000.00   36,622,000.00    1.0000000         0.00  170,597.48      0.00
Class A-4                                           41,632,000.00   41,632,000.00    1.0000000         0.00  201,568.27      0.00
Class A-5                                           28,901,170.00   28,901,170.00    1.0000000         0.00  144,746.69      0.00

Certificates                                          -                  -             -            -              0.00     -


                                                 SECURITY
CONTINUED                                        %           COUPON
                                                 -           ------
Class A-1                                        37.39%      5.0594%
Class A-2                                        12.48%      5.5700%
Class A-3                                        15.93%      5.5900%
Class A-4                                        18.11%      5.8100%
Class A-5                                        12.57%      6.0100%

Certificates                                         -           -




Beginning Overcollateralization Amount                 172,048.05
Overcollateralization Amount Increase (Decrease)     1,058,436.29
Outstanding Overcollateralization Amount             1,230,484.34
Target Overcollateralization Amount                 13,791,910.22

Credit Enhancement Draw Amount                               0.00
Unreimbursed Credit Enhancer Prior Draws                     0.00


                                                                      NUMBER        PERCENT          FORECLOSURE
                                                          BALANCE    OF LOANS      OF BALANCE     UNITS       DOLLARS
                                                          -------    --------      ----------     -----       -------
Delinquent Loans (30 Days)*                            905,476.14       19           0.41%          0                 -
Delinquent Loans (60 Days)*                            328,927.31        7           0.15%          0                 -
Delinquent Loans (90 Days)*                                     -        0           0.00%          0                 -
Delinquent Loans (120 Days)*                                    -        0           0.00%          0                 -
Delinquent Loans (150 Days)*                                    -        0           0.00%          0                 -
Delinquent Loans (180+ Days)*                                   -        0           0.00%          0                 -
REO                                                             -        0           0.00%
Foreclosures                                                    -        0           0.00%
Bankruptcies                                           236,311.11        4           0.11%


                                                           BANKRUPTCY           REO
CONTINUED                                               UNITS     DOLLARS      UNITS       DOLLARS
                                                        -----     -------      -----       -------
Delinquent Loans (30 Days)*                               2      134,575.45      0             -
Delinquent Loans (60 Days)*                               0               -      0             -
Delinquent Loans (90 Days)*                               0               -      0             -
Delinquent Loans (120 Days)*                              0               -      0             -
Delinquent Loans (150 Days)*                              0               -      0             -
Delinquent Loans (180+ Days)*                             0               -      0             -
REO
Foreclosures
Bankruptcies






*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                              LIQUIDATION TO-DATE
Beginning Cumulative Loss Amount                             0.00
Current Month Loss Amount                                    0.00
Current Month Recoveries                                     0.00
                                             ---------------------
                                             ---------------------
Ending Cumulative Loss Amount                                0.00            0.00


                                              NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount           0.00
Current Month Net Principal Recovery Amount                  0.00
                                             ---------------------
                                             ---------------------
Ending Cumulative Net Principal Recovery Amount              0.00

                                                SPECIAL HAZARD         FRAUD             BANKRUPTCY
Beginning Amount                                             0.00            0.00         0.00
Current Month Loss Amount                                    0.00            0.00         0.00
Ending Amount                                                   -               -            -

Extraordinary Event Losses                                   0.00
Excess Loss Amounts                                          0.00

Current Month Repurchases Units                                 0
Current Month Repurchases ($)                                0.00




CASH FLOWS RECEIVED
Principal Collections                                3,871,057.99
Interest Collections                                 2,241,873.15
Servicer Advances                                            0.00
Substitution Adjustment Amount                               0.00
Recovery Amounts                                             0.00
                                             ---------------------
                                             ---------------------
TOTAL CASH FLOWS RECEIVED                            6,112,931.14

CASH FLOWS DISTRIBUTED
Principal Distribution                               4,929,494.28
Interest Distribution                                1,033,171.23
Residual Amount - Certificates                               0.00
Servicer Advances - Reimbursement                            0.00
GMACM Service Fee                                       94,533.29
GMACM Recovery Fee                                           0.00
Credit Enhancer Fee - FGIC                              55,732.34
                                             ---------------------
                                             ---------------------
TOTAL CASH FLOWS DISTRIBUTED                         6,112,931.14

NET CASH FLOWS REMAINING                                     0.00

TRIGGER ANALYSIS

Step Down Date                                        NO

Cumulative Liquidation Loss Amount Percentage       0.00%
Target Liquidation Loss Percentage                  0.00%
Liquidation Loss Amount Trigger                       NO

6 month Average Liquidation Loss Amount              0.00
60 Percent Remaining in Note Payment Account      635,061.77
6 months Liquidation Loss Amount Trigger              NO

Step Up Date - Class A-5                              NO

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